CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands	Oct. 31, 2010	Oct. 25, 2009
Current Assets
Cash and cash equivalents	$ 467,845	$ 385,252
Short-term marketable securities	50,595	0
Accounts receivable (net of allowance for doubtful accounts of $4,000 at October 31, 2010 and $4,064 at October 25, 2009)	430,939	372,292
Inventories	793,771	722,371
Income taxes receivable	8,525	0
Deferred income taxes	70,703	66,435
Prepaid expenses	12,153	9,130
Other current assets	23,635	19,253
Total Current Assets	1,858,166	1,574,733
Deferred Income Taxes	72,426	122,007
Goodwill	629,023	620,155
Other Intangibles	141,522	140,854
Pension Assets	61,272	29,663
Investments in and Receivables from Affiliates	214,389	86,599
Other Assets	155,017	165,331
Property, Plant and Equipment
Land	54,017	52,952
Buildings	729,718	723,553
Equipment	1,358,237	1,317,845
Construction in progress	45,283	41,722
Property, Plant and Equipment, Gross	2,187,255	2,136,072
Less allowance for depreciation	(1,265,152)	(1,183,359)
Total Property, Plant and Equipment	922,103	952,713
Total Assets	4,053,918	3,692,055
Current Liabilities
Accounts payable	361,287	313,258
Accrued expenses	46,408	40,289
Accrued workers compensation	33,022	29,421
Accrued marketing expenses	76,552	70,452
Employee related expenses	187,116	181,531
Taxes payable	9,339	15,127
Interest and dividends payable	37,489	34,951
Current maturities of long-term debt	350,000	0
Total Current Liabilities	1,101,213	685,029
Long-Term Debt - less current maturities	0	350,000
Pension and Post-Retirement Benefits	454,998	429,800
Other Long-Term Liabilities	91,068	102,905
Shareholders' Investment
Preferred stock, par value $.01 a share - authorized 80,000,000 shares; issued - none
Accumulated other comprehensive loss	(175,910)	(203,610)
Retained earnings	2,568,774	2,318,390
Hormel Foods Corporation Shareholders' Investment	2,400,657	2,122,608
Noncontrolling Interest	5,982	1,713
Total Shareholders' Investment	2,406,639	2,124,321
Total Liabilities and Shareholders' Investment	4,053,918	3,692,055
Common stock, nonvoting
Shareholders' Investment
Common stock
Common stock.
Shareholders' Investment
Common stock	$ 7,793	$ 7,828

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Thousands, except Share data	Oct. 31, 2010	Oct. 25, 2009
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 4,000	$ 4,064
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	80,000,000	80,000,000
Preferred stock, shares issued	0	0
Common stock, nonvoting
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	0	0
Common stock.
Common stock, par value (in dollars per share)	$ 0.0586	$ 0.0586
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	132,981,540	133,593,719

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	12 Months Ended
	Oct. 31, 2010	Oct. 25, 2009	Oct. 26, 2008
Net sales	$ 7,220,719	$ 6,533,671	$ 6,754,903
Cost of products sold	5,981,977	5,434,800	5,692,974
Gross Profit	1,238,742	1,098,871	1,061,929
Selling, general and administrative	605,293	567,085	552,503
Equity in earnings of affiliates	13,126	4,793	7,370
Operating Income	646,575	536,579	516,796
Other income and expense:
Interest and investment income (loss)	4,565	19,563	(28,102)
Interest expense	(26,589)	(27,995)	(28,023)
Earnings Before Income Taxes	624,551	528,147	460,671
Provision for income taxes	224,775	182,169	172,036
Net Earnings	399,776	345,978	288,635
Less: Net earnings attributable to noncontrolling interest	4,189	3,165	3,135
Net Earnings Attributable To Hormel Foods Corporation	$ 395,587	$ 342,813	$ 285,500
Net Earnings Per Share:
Basic (in dollars per share)	$ 2.97	$ 2.55	$ 2.11
Diluted (in dollars per share)	$ 2.92	$ 2.53	$ 2.08
Weighted-Average Shares Outstanding:
Basic (in shares)	133,366	134,227	135,360
Diluted (in shares)	135,349	135,489	137,128

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT (EQUITY) (USD $) In Thousands	Common stock. Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Comprehensive Income	Total
Balance at Oct. 28, 2007	$ 7,951	$ 0	$ 0	$ 1,978,643	$ (102,218)	$ 2,975		$ 1,887,351
Balance (in shares) at Oct. 28, 2007	135,677	0
Comprehensive income
Net earnings				285,500		3,135	288,635	288,635
Foreign currency translation					(824)	425	(399)	(399)
Deferred hedging, net of reclassification adjustment					(42,910)		(42,910)	(42,910)
Pension and other benefits					31,936		31,936	31,936
Comprehensive income						3,560	277,262	277,262
Adoption of ASC 740 accounting for uncertain tax positions				(8,985)				(8,985)
Purchases of common stock		(69,551)						(69,551)
Purchases of common stock, shares		(1,906)
Stock-based compensation expense			14,460					14,460
Exercise of stock options/nonvested shares	44	(154)	12,580					12,470
Exercise of stock options/nonvested shares, shares	754	(4)
Shares retired	(112)	69,705	(27,040)	(42,553)				0
Shares retired, shares	(1,910)	1,910
Declared cash dividends - $.84, $.76 and $.74 per share during 2010, 2009 and 2008 year end respectively				(99,732)				(99,732)
Balance at Oct. 26, 2008	7,883	0	0	2,112,873	(114,016)	6,535		2,013,275
Balance (in shares) at Oct. 26, 2008	134,521	0
Comprehensive income
Net earnings				342,813		3,165	345,978	345,978
Foreign currency translation					(862)	12	(850)	(850)
Deferred hedging, net of reclassification adjustment					27,763		27,763	27,763
Pension and other benefits					(117,954)		(117,954)	(117,954)
Comprehensive income						3,177	254,937	254,937
ASC 715 measurement date adjustment (net of $912 tax effect)				(11,793)	1,459			(10,334)
Purchases of common stock		(38,147)						(38,147)
Purchases of common stock, shares		(1,153)
Stock-based compensation expense			12,054					12,054
Exercise of stock options/nonvested shares	13	(15)	2,553					2,551
Exercise of stock options/nonvested shares, shares	226	0
Shares retired	(68)	38,162	(14,607)	(23,487)				0
Shares retired, shares	(1,153)	1,153
Distribution to noncontrolling interest						(7,999)		(7,999)
Declared cash dividends - $.84, $.76 and $.74 per share during 2010, 2009 and 2008 year end respectively				(102,016)				(102,016)
Balance at Oct. 25, 2009	7,828	0	0	2,318,390	(203,610)	1,713		2,124,321
Balance (in shares) at Oct. 25, 2009	133,594	0
Comprehensive income
Net earnings				395,587		4,189	399,776	399,776
Foreign currency translation					5,468	80	5,548	5,548
Deferred hedging, net of reclassification adjustment					33,372		33,372	33,372
Pension and other benefits					(11,140)		(11,140)	(11,140)
Comprehensive income						4,269	427,556	427,556
Purchases of common stock		(69,574)						(69,574)
Purchases of common stock, shares		(1,703)
Stock-based compensation expense			14,402					14,402
Exercise of stock options/nonvested shares	65	(308)	22,007					21,764
Exercise of stock options/nonvested shares, shares	1,099	(8)
Shares retired	(100)	69,882	(36,409)	(33,373)				0
Shares retired, shares	(1,711)	1,711
Declared cash dividends - $.84, $.76 and $.74 per share during 2010, 2009 and 2008 year end respectively				(111,830)				(111,830)
Balance at Oct. 31, 2010	$ 7,793	$ 0	$ 0	$ 2,568,774	$ (175,910)	$ 5,982		$ 2,406,639
Balance (in shares) at Oct. 31, 2010	132,982	0

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Oct. 31, 2010	Oct. 25, 2009	Oct. 26, 2008
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT
ASC 715 measurement date adjustment, tax effect		$ 912
Declared cash dividends (in dollars per share)	$ 0.84	$ 0.76	$ 0.74

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Oct. 31, 2010	Oct. 25, 2009	Oct. 26, 2008
Operating Activities
Net earnings	$ 399,776	$ 345,978	$ 288,635
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	115,059	116,774	114,636
Amortization of intangibles	10,532	10,364	11,553
Equity in earnings of affiliates	(13,126)	(4,793)	(7,370)
Provision for deferred income taxes	29,429	(311)	(9,713)
(Gain) loss on property/equipment sales and plant facilities	(394)	128	1,929
Gain on dissolution of joint venture	0	(3,591)	0
Non-cash investment activities	(1,760)	(3,555)	32,966
Stock-based compensation expense	14,402	12,054	14,460
Excess tax benefit from stock-based compensation	(10,298)	(1,313)	(10,170)
Other	7,595	0	0
Changes in operating assets and liabilities, net of acquisitions:
(Increase) decrease in accounts receivable	(58,647)	38,718	(42,844)
(Increase) decrease in inventories	(73,909)	62,116	(135,308)
Decrease (increase) in prepaid expenses and other current assets	39,289	61,470	(25,391)
(Decrease) increase in pension and post-retirement benefits	(35,265)	(85,947)	3,920
Increase in accounts payable and accrued expenses	62,849	10,676	34,319
Net Cash Provided by Operating Activities	485,532	558,768	271,622
Investing Activities
Sale of available-for-sale securities	0	6,270	151,308
Purchase of available-for-sale securities	0	(2,371)	(155,207)
Net purchase of trading securities	(50,000)	0	0
Acquisitions of businesses/intangibles	(28,104)	(701)	(27,225)
Purchases of property/equipment	(89,823)	(96,961)	(125,890)
Proceeds from sales of property/equipment	4,915	5,003	3,185
(Increase) decrease in investments, equity in affiliates, and other assets	(95,464)	3,532	(1,366)
Dividends from affiliates	0	0	970
Net Cash Used in Investing Activities	(258,476)	(85,228)	(154,225)
Financing Activities
Proceeds from short-term debt	0	0	160,000
Principal payments on short-term debt	0	(100,000)	(130,000)
Principal payments on long-term debt	0	0	(54)
Dividends paid on common stock	(109,374)	(101,376)	(95,531)
Share repurchase	(69,574)	(38,147)	(69,551)
Proceeds from exercise of stock options	22,884	2,387	11,297
Excess tax benefit from stock-based compensation	10,298	1,313	10,170
Distribution to noncontrolling interest	0	(7,999)	0
Other	1,303	756	1,301
Net Cash Used in Financing Activities	(144,463)	(243,066)	(112,368)
Increase in Cash and Cash Equivalents	82,593	230,474	5,029
Cash and cash equivalents at beginning of year	385,252	154,778	149,749
Cash and Cash Equivalents at End of Year	$ 467,845	$ 385,252	$ 154,778

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note A

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation: The consolidated financial statements include the accounts of Hormel Foods Corporation (the Company) and all of its majority-owned subsidiaries after elimination of intercompany accounts, transactions, and profits.

Reclassifications: Certain reclassifications of previously reported amounts have been made to conform to the current year presentation and to conform with recent accounting pronouncements and guidance. The impact of these reclassifications on net earnings and operating cash flows are discussed below under “Accounting Changes and Recent Accounting Pronouncements.” The reclassifications had no impact on net earnings per share as previously reported.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fiscal Year: The Company’s fiscal year ends on the last Sunday in October. Fiscal year 2010 consisted of 53 weeks and fiscal years 2009 and 2008 consisted of 52 weeks.

Cash and Cash Equivalents: The Company considers all investments with an original maturity of three months or less on their acquisition date to be cash equivalents. The Company’s cash equivalents as of October 31, 2010, and October 25, 2009, consisted entirely of money market funds rated AAA.

Fair Value Measurements: Pursuant to the provisions of Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures certain assets and liabilities at fair value or discloses the fair value of certain assets and liabilities recorded at cost in the consolidated financial statements. Fair value is calculated as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy which requires assets and liabilities measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. The Company classifies assets and liabilities in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.

Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

See additional discussion regarding the Company’s fair value measurements in Notes H, L, and M.

Investments: The Company maintains a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans, which is included in other assets on the Consolidated Statements of Financial Position. The securities held by the trust are classified as trading securities. Therefore, unrealized gains and losses associated with these investments are included in the Company’s earnings. Gains related to securities still held by the trust were  $5.4 million for the fiscal year ended October 31, 2010, compared to  $15.3 million for the fiscal year ended October 25, 2009. The Company has transitioned the majority of this portfolio to more fixed return investments to reduce the exposure to volatility in equity markets going forward.

The Company also holds securities as part of an investment portfolio, which are classified as short-term marketable securities on the Consolidated Statements of Financial Position. These investments are also trading securities. Therefore, unrealized gains and losses are included in the Company’s earnings. The Company recorded a gain of  $0.6 million related to these investments for the fiscal year ended October 31, 2010.

Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method.

Property, Plant and Equipment: Property, plant and equipment are stated at cost. The Company generally uses the straight-line method in computing depreciation. The annual provisions for depreciation have been computed principally using the following ranges of asset lives: buildings 20 to 40 years, machinery and equipment 5 to 10 years.

Software development and implementation costs are expensed until the Company has determined that the software will result in probable future economic benefits, and management has committed to funding the project. Thereafter, all qualified external implementation costs and purchased software costs are capitalized and amortized using the straight-line method over the remaining estimated useful lives, not exceeding five years.

Goodwill and Other Intangibles: Goodwill and other intangible assets are originally recorded at their estimated fair values at date of acquisition and are allocated to reporting units that will receive the related sales and income. The Company’s reporting units represent operating segments (aggregations of business units that have similar economic characteristics and share the same production facilities, raw materials, and labor force). Definite-lived intangible assets are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test long-lived assets for impairment. Goodwill and indefinite-lived intangible assets are tested annually for impairment, or more frequently if impairment indicators arise.

The goodwill impairment test is a two-step process performed at the reporting unit level. First, the fair value of each reporting unit is compared to its corresponding carrying value, including goodwill. The fair value of each reporting unit is estimated using discounted cash flow valuations (Level 3), which incorporate assumptions regarding future growth rates, terminal values, and discount rates. The estimates and assumptions used consider historical performance and are consistent with the assumptions used in determining future profit plans for each reporting unit, which are approved by the Company’s Board of Directors. If the first step results in the carrying value exceeding the fair value of any reporting unit, then a second step must be completed in order to determine the amount of goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of this second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference. Performance of the second step was not required for any of the Company’s reporting units for fiscal 2010, and no goodwill impairment charges were recorded.

Impairment testing for indefinite-lived intangible assets also compares the fair value and carrying value of the intangible asset. The fair value of indefinite-lived intangible assets is primarily determined on the basis of estimated discounted value, using the relief from royalty method (Level 3), which incorporates assumptions regarding future sales projections and discount rates. If the carrying value exceeds fair value, the indefinite-lived intangible asset is considered impaired and an impairment charge is recorded for the difference. No material impairment charges were recorded for indefinite-lived intangible assets for fiscal 2010.

Impairment of Long-lived Assets: The Company reviews long-lived assets and definite-lived intangible assets for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets and any related goodwill, the carrying value is reduced to the estimated fair value. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. The facilities in that location were evaluated during that process and the Company recorded a pretax charge of  $6.6 million to reduce the property, plant, and equipment to its current estimated fair value. No other material write-downs were recorded in fiscal years 2010, 2009, or 2008.

Foreign Currency Translation: Assets and liabilities denominated in foreign currency are translated at the current exchange rate as of the statement of financial position date, and amounts in the statement of operations are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded as a component of accumulated other comprehensive loss in shareholders’ investment.

When calculating foreign currency translation, the Company deemed its foreign investments to be permanent in nature and has not provided for taxes on currency translation adjustments arising from converting the investment in a foreign currency to U.S. dollars.

Derivatives and Hedging Activity: The Company uses commodity and currency positions to manage its exposure to price fluctuations in those markets. The contracts are recorded at fair value on the Consolidated Statements of Financial Position within other current assets or accounts payable. Additional information on hedging activities is presented in Note L.

Equity Method Investments: The Company has a number of investments in joint ventures where its voting interests are in excess of 20 percent but not greater than 50 percent. The Company accounts for such investments under the equity method of accounting, and its underlying share of each investee’s equity is reported in the Consolidated Statements of Financial Position as part of investments in and receivables from affiliates. Significant equity method investments include a 40 percent ownership interest in a Philippines joint venture, Purefoods-Hormel Company, which had a book value of  $63.9 million at October 31, 2010, and  $56.6 million at October 25, 2009, and a 49 percent ownership interest in a Vietnam joint venture, San Miguel Purefoods (Vietnam) Co. Ltd., which had a book value of  $20.5 million at October 31, 2010, and  $21.8 million at October 25, 2009. These investments are included in the All Other segment for purposes of measuring segment assets and profits.

On October 26, 2009, the Company completed the formation of MegaMex Foods, LLC, a 50 percent owned joint venture which markets Mexican Foods in the United States. MegaMex Foods, LLC had a book value of  $122.4 million at October 31, 2010. This investment is included in the Grocery Products segment for purposes of measuring segment assets and profits.

The Company regularly monitors and evaluates the fair value of our equity investments. If events and circumstances indicate that a decline in the fair value of these assets has occurred and is other than temporary, the Company will record a charge in equity in earnings of affiliates in the Consolidated Statements of Operations. The Company’s equity investments do not have a readily determinable fair value as none of them are publicly traded. The fair values of the Company’s private equity investments are determined by discounting the estimated future cash flows of each entity. These cash flow estimates include assumptions on growth rates and future currency exchange rates. The Company did not record an impairment charge on any of its equity investments in fiscal years 2010, 2009, or 2008.

Revenue Recognition: The Company recognizes sales when title passes upon delivery of its products to customers, net of applicable provisions for discounts, returns, and allowances. Products are delivered upon receipt of customer purchase orders with acceptable terms, including price and collectability that is reasonably assured.

The Company offers various sales incentives to customers and consumers. Incentives that are offered off-invoice include prompt pay allowances, spoilage allowances, and temporary price reductions. These incentives are recognized as reduction of revenue at the time title passes. Coupons are used as an incentive for consumers to purchase various products. The coupons reduce revenues at the time they are offered, based on estimated redemption rates. Promotional contracts are performed by customers to promote the Company’s products to the consumers. These incentives reduce revenues at the time of performance through direct payments and accrued promotional funds. Accrued promotional funds are unpaid liabilities for promotional contracts in process or completed at the end of a quarter or fiscal year. Promotional contract accruals are based on a review of the unpaid outstanding contracts on which performance has taken place. Estimates used to determine the revenue reduction include the level of customer performance and the historical spend rate versus contracted rates.

Advertising Expenses: Advertising costs are expensed when incurred. Advertising expenses include all media advertising but exclude the costs associated with samples and market research. Advertising costs for fiscal years 2010, 2009, and 2008 were  $112.3 million,  $93.6 million, and  $98.5 million, respectively.

Shipping and Handling Costs: The Company’s shipping and handling expenses are included in cost of products sold.

Research and Development Expenses: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. Research and development expenses incurred for fiscal years 2010, 2009, and 2008 were  $27.6 million,  $25.4 million, and  $22.7 million, respectively.

Income Taxes: The Company records income taxes in accordance with the liability method of accounting. Deferred taxes are recognized for the estimated taxes ultimately payable or recoverable based on enacted tax law. Changes in enacted tax rates are reflected in the tax provision as they occur.

Beginning in fiscal year 2008, the Company adopted the provisions of ASC 740, Income Taxes. In accordance with this standard, the Company recognizes a tax position in its financial statements when it is more likely than not that the position will be sustained upon examination based on the technical merits of the position. That position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Employee Stock Options: The Company records stock-based compensation expense in accordance with ASC 718, Compensation — Stock Compensation. For options subject to graded vesting, the Company recognizes stock-based compensation expense ratably over the shorter of the vesting period or requisite service period. Stock-based compensation expense for grants made to retirement-eligible employees is recognized on the date of grant.

Share Repurchases: On October 2, 2002, the Company announced that its Board of Directors had authorized the Company to repurchase up to 10.0 million shares of common stock with no expiration date. During fiscal 2010, the 1.1 million shares remaining under this program were purchased at an average price per share of  $39.78, which fully depleted the 10.0 million share authorization. The Company had also purchased 1.2 million shares at an average price of  $33.10 during fiscal 2009, and 1.9 million shares at an average price per share of  $36.48 during fiscal 2008 under this authorization.

On May 26, 2010, the Company announced that its Board of Directors had authorized the Company to repurchase an additional 5.0 million shares of common stock with no expiration date. During fiscal 2010, 585,500 shares at an average price of  $42.86 were purchased under this new authorization.

Supplemental Statement of Operations Information: Net earnings for the fiscal year ended October 31, 2010, include two non-recurring charges recorded by the Company. During the second quarter, the Company made the decision to close its Valley Fresh plant in Turlock, California. Valley Fresh® canned meats were produced at this facility. A write-down of fixed assets and the recording of employee related costs resulted in a charge of  $6.3 million after tax ( $0.05 per diluted share). New health care laws enacted in 2010 also required the Company to reduce the value of its deferred tax assets as a result of a change to the tax treatment of Medicare Part D subsidies. As a result, the Company recorded a charge of  $7.1 million ( $0.05 per diluted share) to income tax expense during the second quarter, primarily related to these new health care laws.

Supplemental Cash Flow Information: Non-cash investment activities presented on the Consolidated Statements of Cash Flows generally consist of unrealized gains or losses on the Company’s rabbi trust and other investments, amortization of affordable housing investments, and amortization of bond financing costs. Additionally, the Company had a  $7.9 million negative reserve adjustment related to supplier contracts for the fiscal year ended October 25, 2009. The noted investments are included in other assets or short-term marketable securities on the Consolidated Statements of Financial Position. Changes in the value of these investments are included in the Company’s net earnings and are presented in the Consolidated Statements of Operations as cost of products sold, interest and investment income, or interest expense, as appropriate.

Accounting Changes and Recent Accounting Pronouncements: In December 2008, the Financial Accounting Standards Board (FASB) updated the guidance within ASC 715, Compensation — Retirement Benefits. The update provides additional guidance regarding disclosures about plan assets of defined benefit pension or other post-retirement plans. The updated guidance is effective for fiscal years ending after December 15, 2009. The Company therefore adopted the new provisions of this accounting standard for the fiscal year ending October 31, 2010, and the required disclosures are provided in Note H.

In December 2007, the FASB issued an update to ASC 805, Business Combinations (ASC 805). The update establishes principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree, recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase, and determines what information to disclose to enable the users of the financial statements to evaluate the nature and financial effects of the business combination. The updated guidance is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Generally, the effect of ASC 805 will depend on future acquisitions. However, the accounting for any tax uncertainties is subject to the provisions of the standard upon adoption. The Company adopted the provisions of ASC 805 at the beginning of fiscal 2010, and adoption did not have a material impact on consolidated net earnings, cash flows, or financial position.

In December 2007, the FASB also updated the guidance within ASC 810, Consolidation (ASC 810). The update establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. It also amends the requirements for certain consolidation procedures for consistency with the requirements of ASC 805. The updated guidance is effective for fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted the provisions of ASC 810 at the beginning of fiscal 2010. Adoption did not have a material impact on the consolidated financial statements, but resulted in the following changes in presentation and disclosure: 1) noncontrolling interests were reclassified from other long-term liabilities or accumulated other comprehensive loss (foreign currency translation) to a separate component of shareholders’ investment in the Consolidated Statements of Financial Position; 2) consolidated net earnings on the Consolidated Statements of Operations now include the net earnings attributable to both the Company and its noncontrolling interests; 3) the Consolidated Statement of Changes in Shareholders’ Investment now identifies the components of shareholders’ investment and comprehensive income attributable to the Company’s noncontrolling interests; and 4) the Consolidated Statements of Cash Flows now begin with consolidated net earnings attributable to both the Company and its noncontrolling interests, with the net earnings of the noncontrolling interests no longer included within changes in operating assets and liabilities and any distributions to the noncontrolling interests included in financing activities. As required, the prior year consolidated financial statements have also been reclassified to comply with the current year’s presentation and disclosure requirements.

In September 2006, the FASB issued ASC 820, Fair Value Measurements and Disclosures (ASC 820). This standard defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This standard was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. However, the provisions of ASC 820 allowed for deferral of adoption by one year for nonfinancial assets and liabilities measured at fair value that are recognized or disclosed on a nonrecurring basis (e.g. goodwill, intangible assets, and long-lived assets measured at fair value for impairment testing or nonfinancial assets and liabilities initially measured at fair value during a business combination). Therefore, the Company adopted ASC 820 at the beginning of fiscal 2009 for its financial assets and liabilities. Adoption did not impact consolidated net earnings, cash flows, or financial position, but resulted in additional disclosures. (See further discussion in Note M.) Pursuant to the allowed deferral, the Company adopted the provisions of ASC 820 at the beginning of fiscal 2010 for its nonfinancial assets and liabilities. Adoption did not impact consolidated net earnings, cash flows, or financial position.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Oct. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

Note B

ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of accumulated other comprehensive loss are as follows:

(in thousands)	Foreign Currency Translation	Pension & Other Benefits	Deferred Gain (Loss) – Hedging	Accumulated Other Comprehensive Loss
Balance at October 28, 2007	$5,067	$(109,544)	$2,259	$(102,218)
Unrecognized (losses) gains	(824)	37,200	(29,525)	6,851
Reclassification into net earnings		13,920	(40,216)	(26,296)
Tax effect		(19,184)	26,831	7,647
Net of tax amount	(824)	31,936	(42,910)	(11,798)
Balance at October 26, 2008	$4,243	$(77,608)	$(40,651)	$(114,016)
Unrecognized losses	(862)	(200,150)	(8,323)	(209,335)
Reclassification into net earnings		9,200	55,053	64,253
Tax effect		72,996	(18,967)	54,029
Net of tax amount	(862)	(117,954)	27,763	(91,053)
ASC 715 measurement date adjustment (net of $912 tax effect)		1,459		1,459
Balance at October 25, 2009	$3,381	$(194,103)	$(12,888)	$(203,610)
Unrecognized gains (losses)	5,468	(38,490)	23,511	(9,511)
Reclassification into net earnings		22,244	28,672	50,916
Tax effect		5,106	(18,811)	(13,705)
Net of tax amount	5,468	(11,140)	33,372	27,700
Balance at October 31, 2010	$8,849	$(205,243)	$20,484	$(175,910)

EARNINGS PER SHARE DATA	12 Months Ended
Oct. 31, 2010
EARNINGS PER SHARE DATA
EARNINGS PER SHARE DATA

Note C

EARNINGS PER SHARE DATA

Basic earnings per share are computed using the weighted-average common shares outstanding. Diluted earnings per share are computed using the weighted-average common shares outstanding after adjusting for potential common shares from stock options. For all years presented, the reported net earnings were used when computing basic and diluted earnings per share. A reconciliation of the shares used in the computation is as follows:

(in thousands)	2010	2009	2008
Basic weighted-average shares outstanding	133,366	134,227	135,360
Dilutive potential common shares	1,983	1,262	1,768
Diluted weighted-average shares outstanding	135,349	135,489	137,128

For fiscal years 2010, 2009, and 2008, a total of 1.8 million, 5.0 million, and 3.6 million weighted-average outstanding stock options, respectively, were not included in the computation of dilutive potential common shares since their inclusion would have had an antidilutive effect on earnings per share.

ACQUISITIONS	12 Months Ended
Oct. 31, 2010
ACQUISITIONS
ACQUISITIONS

Note D

ACQUISITIONS

Effective February 1, 2010, the Company completed the acquisition of the Country Crock® chilled side dish business from Unilever United States Inc. This line of microwaveable, refrigerated side dishes complements the Company’s Hormel® refrigerated entrees and Lloyd’s® barbeque product lines within the Refrigerated Foods segment. Country Crock® remains a registered trademark of the Unilever Group of Companies and is being used under license.

On June 13, 2008, the Company purchased Boca Grande Foods, Inc. (Boca Grande) for a purchase price of  $23.5 million cash, including related costs. Boca Grande manufactures, sells, and distributes liquid portion products, and operates a facility in Duluth, Georgia. This acquisition provides additional capacity, production capabilities, and customers for liquid portion products for Diamond Crystal Brands within the Specialty Foods segment.

Operating results for each completed acquisition above are included in the Company’s Consolidated Statements of Operations from the date of acquisition. Pro forma results of operations are not presented, as the acquisitions were not considered material, individually or in the aggregate, to the consolidated Company.

INVENTORIES	12 Months Ended
Oct. 31, 2010
INVENTORIES
INVENTORIES

Note E

INVENTORIES

Principal components of inventories are:

(in thousands)	October 31, 2010	October 25, 2009
Finished products	$431,285	$402,855
Raw materials and work-in-process	211,745	185,387
Materials and supplies	150,741	134,129
Total	$793,771	$722,371

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Oct. 31, 2010
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

Note F

GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the fiscal years ended October 31, 2010, and October 25, 2009, are presented in the table below. The additions during fiscal 2010 primarily relate to the Country Crock® acquisition, and additions and adjustments during fiscal 2009 relate to finalizing the Boca Grande acquisition. Both fiscal years also include additions for the accrual of earn-out payments related to the acquisition of Saag’s Products, Inc.

(in thousands)	Grocery Products	Refrigerated Foods	JOTS	Specialty Foods	All Other	Total
Balance as of October 26, 2008	$123,316	$85,537	$203,214	$206,584	$674	$619,325
Goodwill acquired		386		304		690
Purchase adjustments				140		140
Balance as of October 25, 2009	$123,316	$85,923	$203,214	$207,028	$674	$620,155
Goodwill acquired		8,868				8,868
Balance as of October 31, 2010	$123,316	$94,791	$203,214	$207,028	$674	$629,023

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below. Additions during fiscal 2010 relate to the Country Crock® acquisition.

	October 31, 2010			October 25, 2009
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted- Average Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Weighted- Average Life (in Years)
Proprietary software & technology	$23,650	$(13,974)	9.0	$23,800	$(11,467)	8.9
Formulas & recipes	22,404	(11,914)	8.5	17,104	(9,802)	9.2
Customer lists/relationships	22,378	(10,194)	10.9	19,678	(7,794)	9.5
Non-compete covenants	7,200	(6,275)	4.4	7,020	(5,197)	4.5
Distribution network	4,120	(2,959)	10.0	4,120	(2,541)	10.0
Other intangibles	9,740	(5,011)	6.8	7,230	(3,691)	7.3
Total	$89,492	$(50,327)	8.8	$78,952	$(40,492)	8.7

Amortization expense for the fiscal years ended October 31, 2010, October 25, 2009, and October 26, 2008, was  $10.5 million,  $10.4 million, and  $11.6 million, respectively.

Estimated annual amortization expense (in thousands) for the five fiscal years after October 31, 2010, is as follows:

2011	$9,384
2012	8,856
2013	7,649
2014	6,253
2015	3,142

The carrying amounts for indefinite-lived intangible assets are as follows.

(in thousands)	October 31, 2010	October 25, 2009
Brand/tradename/trademarks	$94,373	$94,410
Other intangibles	7,984	7,984
Total	$102,357	$102,394

During the fourth quarter of fiscal years 2010 and 2009, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill, with no material impairment indicated. Useful lives of intangible assets were also reviewed during this process, with no changes identified.

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS	12 Months Ended
Oct. 31, 2010
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

Note G

LONG -TERM DEBT AND OTHER BORROWING ARRANGEMENTS

Long-term debt consists of:

(in thousands)	October 31, 2010	October 25, 2009
Senior unsecured notes, with interest at 6.625%, interest due semi-annually through June 2011 maturity date	$350,000	$350,000
Less current maturities	350,000	0
Total	$0	$350,000

The Company has a  $300.0 million revolving line of credit which bears interest at a variable rate based on LIBOR. As of October 31, 2010, and October 25, 2009, the Company had not drawn from this line of credit. A fixed fee is paid for the availability of this credit line, which expires in May 2013.

The Company is required by certain covenants in its debt agreements, to maintain specified levels of financial ratios and financial position. At the end of the current fiscal year, the Company was in compliance with all of these covenants.

Total interest paid during fiscal 2010, 2009, and 2008 was  $26.5 million,  $28.3 million, and  $28.0 million, respectively. Based on borrowing rates available to the Company for long-term financing with similar terms and average maturities, the fair value of long-term debt (including current maturities), utilizing discounted cash flows, was  $371.8 million as of October 31, 2010, and  $383.5 million as of October 25, 2009.

PENSION AND OTHER POST-RETIREMENT BENEFITS	12 Months Ended
Oct. 31, 2010
PENSION AND OTHER POST-RETIREMENT BENEFITS
PENSION AND OTHER POST-RETIREMENT BENEFITS

Note H

PENSION AND OTHER POST-RETIREMENT BENEFITS

The Company has several defined benefit plans and defined contribution plans covering most employees. Total costs associated with the Company’s defined contribution benefit plans in 2010, 2009, and 2008 were  $26.6 million,  $25.8 million, and  $25.9 million, respectively. Benefits for defined benefit pension plans covering hourly employees are provided based on stated amounts for each year of service, while plan benefits covering salaried employees are based on final average compensation. Effective October 26, 2008, the defined benefit pension and post-retirement plans’ fiscal year ending dates were amended to the last Sunday in October from the last Saturday in October. The Company’s funding policy is to make annual contributions of not less than the minimum required by applicable regulations. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 8-21 years.

Certain groups of employees are eligible for post-retirement health or welfare benefits. Benefits for retired employees vary for each group depending on respective retirement dates and applicable plan coverage in effect. Contribution requirements for retired employees are governed by the Retiree Health Care Payment Program and may change each year as the cost to provide coverage is determined. Eligible employees hired after January 1, 1990, may receive post-retirement medical coverage but must pay the full cost of the coverage. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 7-19 years.

The Company adopted the measurement date provisions of ASC 715, Compensation — Retirement Benefits at the beginning of fiscal 2009, and elected to use the 15 month alternative measurement approach. Therefore, the fiscal 2010 and 2009 plan year measurement dates were as of the fiscal year end on October 31 and October 25, respectively, whereas the fiscal year 2008 measurement date was August 1.

Net periodic cost of defined benefit plans included the following:

	Pension Benefits			Post-retirement Benefits
(in thousands)	2010	2009	2008	2010	2009	2008
Service cost	$21,998	$18,004	$19,714	$2,477	$2,262	$2,788
Interest cost	48,305	47,251	44,416	20,703	22,464	22,744
Expected return on plan assets	(55,128)	(52,296)	(56,421)	—	—	—
Amortization of prior service cost	(607)	(607)	(151)	4,341	5,505	5,860
Recognized actuarial loss (gain)	16,133	5,142	5,266	2,377	(841)	2,945
Settlement charges	1,192	6,788	—	—	—	—
Curtailment charge	131	—	—	—	—	—
Special termination cost	386	—	—	109	—	—
Net periodic cost	$32,410	$24,282	$12,824	$30,007	$29,390	$34,337

Included in accumulated other comprehensive loss for pension benefits at October 31, 2010, and October 25, 2009, are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credit of  $1.8 million and unrecognized actuarial losses of  $289.4 million, and unrecognized prior service credit of  $2.4 million and unrecognized actuarial losses of  $269.5 million, respectively. The prior service credit and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension cost during the fiscal year ending October 30, 2011, are  $0.6 million and  $16.7 million, respectively.

Included in accumulated other comprehensive loss for post-retirement benefits at October 31, 2010, and October 25, 2009, are the following amounts that have not yet been recognized in net periodic post-retirement benefit cost: unrecognized prior service costs of  $25.5 million and unrecognized actuarial losses of  $17.9 million, and unrecognized prior service costs of  $29.8 million and unrecognized actuarial gains of  $17.8 million, respectively. The prior service cost and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic post-retirement benefit cost during the fiscal year ending October 30, 2011, are  $4.3 million and  $0.0 million, respectively.

The following is a reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans for the 12 months at the October 31, 2010, and the 15 months at the October 25, 2009, measurement dates:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2010	2009	2010	2009
Change in benefit obligation:
Benefit obligation at beginning of year	$785,560	$673,902	$346,106	$321,256
Service cost	21,998	22,464	2,477	2,827
Interest cost	48,305	59,081	20,703	28,080
Plan amendments	—	—	—	(5,791)
Special termination cost	386	—	109	—
Actuarial loss	64,231	91,200	2,446	33,121
Benefits paid	(41,850)	(61,087)	(25,134)	(33,387)
Benefit obligation at end of year	$878,630	$785,560	$346,707	$346,106

The post-retirement benefits paid are net of Medicare Part D subsidy receipts of  $4.2 million and  $3.7 million for fiscal 2010 and 2009, respectively.

	Pension Benefits		Post-retirement Benefits
(in thousands)	2010	2009	2010	2009
Change in plan assets:
Fair value of plan assets at beginning of year	$689,759	$659,833	$0	$0
Actual return on plan assets	81,993	(22,987)
Employer contributions	72,547	114,000
Benefits paid	(41,850)	(61,087)
Fair value of plan assets at end of year	$802,449	$689,759	$0	$0
Funded status at end of year	$(76,181)	$(95,801)	$(346,707)	$(346,106)

Amounts recognized in the Consolidated Statements of Financial Position as of October 31, 2010, and October 25, 2009, are as follows:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2010	2009	2010	2009
Pension assets	$61,272	$29,663	$0	$0
Accrued expenses	(3,273)	(14,964)	(25,889)	(26,806)
Pension and post-retirement benefits	(134,180)	(110,500)	(320,818)	(319,300)
Net amount recognized	$(76,181)	$(95,801)	$(346,707)	$(346,106)

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were  $139.5 million,  $113.2 million, and  $2.2 million, respectively, as of October 31, 2010, and  $114.5 million,  $98.7 million, and  $1.9 million, respectively, as of October 25, 2009.

Weighted-average assumptions used to determine benefit obligations are as follows:

	2010	2009
Discount rate	6.12%	6.28%
Rate of future compensation increase (for plans that base benefits on final compensation level)	4.03%	4.08%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2010	2009	2008
Discount rate	6.28%	7.30%	6.40%
Rate of future compensation increase (for plans that base benefits on final compensation level)	4.08%	4.09%	4.09%
Expected long-term return on plan assets	8.25%	8.25%	8.25%

The expected long-term rate of return on plan assets is developed in consultation with outside advisors. A range is determined based on the composition of the asset portfolio, historical long-term rates of return, and estimates of future performance.

For measurement purposes, an 8.0% annual rate of increase in the per capita cost of covered health care benefits for pre-Medicare and post-Medicare retirees’ coverage is assumed for 2011. The pre-Medicare and post-Medicare rate is assumed to decrease to 5.0% for 2016, and remain at that level thereafter.

The assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate have a significant impact on the amounts reported for the benefit plans. A one-percentage-point change in these rates would have the following effects:

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(10,658)	$13,657	$(104,686)	$130,152
Expected long-term rate of return on plan assets	$(7,874)	$7,874	—	—
Rate of future compensation increase	$6,987	$(6,104)	$31,690	$(28,189)
Post-retirement Benefits:
Discount rate	$836	$1,195	$(32,342)	$38,460
Health care cost trend rate	$1,832	$(1,406)	$27,882	$(23,365)

The actual and target weighted-average asset allocations for the Company’s pension plan assets as of the plan measurement date are as follows:

	2010		2009
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	33.1%	22-32%	34.6%	—
Small Capitalization Equity	14.0%	3-13%	12.6%	—
International Equity	17.8%	15-25%	17.7%	—
Private Equity	1.2%	0-15%	0.5%	—
Total Equity Securities	66.1%	55-75%	65.4%	60-80%
Fixed Income	31.8%	25-45%	33.5%	25-35%
Cash and Cash Equivalents	2.1%	0%	1.1%	0%

Target allocations, which were revised in fiscal 2010, are established in consultation with outside advisors through the use of asset-liability modeling to attempt to match the duration of the plan assets with the duration of the Company’s projected benefit liability. The asset allocation strategy attempts to minimize the long-term cost of pension benefits, reduce the volatility of pension expense, and achieve a healthy funded status for the plans.

As of the 2010 measurement date, plan assets included 1.7 million shares of common stock of the Company having a market value of  $76.1 million or 9% of total plan assets. Dividends paid during the year on shares held by the plan were  $1.4 million. In 2009, plan assets included 1.7 million shares of common stock of the Company having a market value of  $60.2 million or 9% of total plan assets.

The Company made discretionary contributions of  $70.3 million and  $100.0 million to the Company’s defined benefit plans in 2010 and 2009, respectively. Based on the October 31, 2010 measurement date, the Company anticipates making required contributions of  $22.1 million to fund the pension plans during fiscal year 2011. The Company also expects to make contributions of  $29.1 million during 2011 that represent benefit payments for unfunded plans.

Benefits expected to be paid over the next ten fiscal years are as follows:

(in thousands)	Pension Benefits	Post- retirement Benefits
2011	$44,968	$25,889
2012	43,921	25,926
2013	45,433	25,919
2014	47,549	25,995
2015	49,345	25,955
2016 and later	293,460	124,517

Post-retirement benefits are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be  $2.9 million per year through 2020.

The fair values of the defined benefit pension plan investments as of October 31, 2010, by asset category and fair value hierarchy level, are as follows:

	Fair Value Measurements at October 31, 2010
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs Significant (Level 3)
Investments at Fair Value:
Cash equivalents	$16,642	$16,642	$—	$—
Large Capitalization Equity
Domestic(1)	$247,748	$215,152	$32,596	$—
Foreign(1)	18,023	18,023	—	—
Total Large Capitalization Equity	$265,771	$233,175	$32,596	$—
Small Capitalization Equity
Domestic(1)	$101,953	$101,953	$—	$—
Foreign(1)	10,206	10,206	—	—
Total Small Capitalization Equity	$112,159	$112,159	$—	$—
International Equity
Mutual fund(2)	$40,301	$—	$40,301	$—
Collective trust(3)	102,566	—	102,566	—
Total International Equity	$142,867	$—	$142,867	$—
Private Equity
Domestic(3)	$6,951	$—	$—	$6,951
International(3)	2,377	—	—	2,377
Total Private Equity	$9,328	$—	$—	$9,328
Total Equity	$530,125	$345,334	$175,463	$9,328
Fixed Income
US government issues(1)	$106,987	$106,987	$—	$—
Municipal issues(1)	1,931	1,931	—	—
Corporate issues — domestic(1)	124,802	87,181	37,621	—
Corporate issues — foreign(1)	21,878	21,878	—	—
Total Fixed Income	$255,598	$217,977	$37,621	$—
Other
Real Estate — mineral interest	$3	$—	$—	$3
Total Other	$3	$—	$—	$3
Total Investments at Fair Value	$802,368	$579,953	$213,084	$9,331

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)	Common stocks, corporate bonds and notes, and government securities: Valued at the closing price reported on the active market in which the individual securities are traded.
(2)	Mutual funds: Valued at the publicly available net asset value (NAV) of shares held by the pension plans at year-end.
(3)

Collective trusts: The pension plans holds investments in various collective investment funds, which are managed by a third party, that invest in a well-diversified portfolio of investment contracts from highly rated financial institutions and high-quality, fixed-income securities combined with equity securities. The fair value of the units for these investments is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

A reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3) is as follows:

(in thousands)
Beginning Balance, October 25, 2009	$3,108
Purchases, issuances and settlements (net)	5,506
Unrealized gains	717
Realized gains (losses)	—
Ending Balance, October 31, 2010	$9,331

The Company has commitments totaling  $85.0 million for the private equity investments within the pension plans, of which  $77.0 million remains unfunded at fiscal year end 2010. These commitments include  $53.3 million and  $23.7 million for domestic and foreign equity investments, respectively. Funding for future private equity capital calls will come from existing pension plan asset investments and not from additional cash contributions into the Company’s pension plans.

INCOME TAXES	12 Months Ended
Oct. 31, 2010
INCOME TAXES
INCOME TAXES

Note I

INCOME TAXES

The components of the provision for income taxes are as follows:

(in thousands)	2010	2009	2008
Current:
U.S. Federal	$170,326	$159,208	$157,314
State	22,896	22,027	22,105
Foreign	2,124	1,245	2,330
Total current	195,346	182,480	181,749
Deferred:
U.S. Federal	27,009	(392)	(9,013)
State	2,420	81	(700)
Total deferred	29,429	(311)	(9,713)
Total provision for income taxes	$224,775	$182,169	$172,036

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company believes that, based upon its lengthy and consistent history of profitable operations, it is more likely than not that the net deferred tax assets of  $143.1 million will be realized on future tax returns, primarily from the generation of future taxable income.

Significant components of the deferred income tax liabilities and assets are as follows:

	October 31,	October 25,
(in thousands)	2010	2009
Deferred tax liabilities:
Tax over book depreciation	$(81,821)	$(76,809)
Book/tax basis difference from acquisitions	(30,262)	(32,100)
Pension assets	(22,809)	(5,761)
Commodity hedging contracts	(16,327)	—
Other, net	(54,273)	(47,659)
Deferred tax assets:
Post-retirement benefits	133,684	142,334
Pension benefits	52,445	47,730
Stock options	29,092	26,362
Deferred compensation	21,409	20,355
Federal benefit of state tax	14,799	15,733
Insurance accruals	14,318	13,573
Vacation accruals	13,857	12,850
Promotional accruals	7,208	14,345
Commodity hedging contracts	—	6,887
Other, net	61,809	50,602
Net deferred tax assets	$143,129	$188,442

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2010	2009	2008
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	3.1	2.9	3.3
Rabbi trust	(0.3)	(1.0)	2.2
Medicare Part D supplement	(0.2)	(0.3)	(0.3)
Manufacture deduction	(1.7)	(1.6)	(1.7)
Book income attributable to noncontrolling interests	(0.2)	(0.2)	(0.3)
All other, net	0.3	(0.3)	(0.9)
Effective tax rate	36.0%	34.5%	37.3%

The Company has accumulated undistributed earnings of foreign subsidiaries and joint ventures of approximately  $56.0 million as of October 31, 2010. These earnings are expected to be indefinitely reinvested outside of the United States.

Total income taxes paid during fiscal 2010, 2009, and 2008 were  $212.6 million,  $160.3 million, and  $144.7 million, respectively.

The Company adopted the amended provisions of ASC 740, Income Taxes at the beginning of fiscal 2008, on October 29, 2007. Adoption resulted in a  $13.9 million increase in the liability for uncertain tax positions (resulting in a total liability balance of  $32.3 million), a  $4.9 million increase in deferred tax assets, and a decrease in retained earnings of  $9.0 million.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2009 and 2010.

(in thousands)
Balance as of October 26, 2008	$32,684
Tax positions related to the current period:
Increases	3,237
Decreases	—
Tax positions related to prior periods:
Increases	9,101
Decreases	—
Settlements	(2,003)
Decreases related to a lapse of applicable statute of limitations:	(257)
Balance as of October 25, 2009	$42,762
Tax positions related to the current period:
Increases	3,102
Decreases	—
Tax positions related to prior periods:
Increases	4,194
Decreases	(18,313)
Settlements	(2,650)
Decreases related to a lapse of applicable statute of limitations:	(3,022)
Balance as of October 31, 2010	$26,073

The amount of unrecognized tax benefits, including interest and penalties, at October 31, 2010, recorded in other long-term liabilities was  $38.5 million, of which  $28.6 million would impact the Company’s effective tax rate if recognized. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with  $1.6 million included in expense for fiscal 2010. The amount of accrued interest and penalties at October 31, 2010, associated with unrecognized tax benefits was  $12.4 million.

The Company is regularly audited by federal and state taxing authorities. During fiscal year 2010, the United States Internal Revenue Service (I.R.S.) concluded its examination of the Company’s consolidated federal income tax returns for the fiscal years through 2007. During the fourth quarter of fiscal year 2010 the I.R.S. opened an examination of the Company’s consolidated federal income tax returns for fiscal years 2008 and 2009. The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 1996. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and that the related unrecognized tax benefits may change, based on the status of the examinations it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note J

COMMITMENTS AND CONTINGENCIES

In order to ensure a steady supply of hogs and turkeys, and to keep the cost of products stable, the Company has entered into contracts with producers for the purchase of hogs and turkeys at formula-based prices over periods up to 10 years. The Company has also entered into grow-out contracts with independent farmers to raise turkeys for the Company for periods up to 25 years. Under these arrangements, the Company owns the livestock, feed, and other supplies while the independent farmers provide facilities and labor. Some of the facilities are sub-leased by the Company to the independent farmers. The Company has also contracted for the purchase of corn, soybean meal, and other feed ingredients from independent suppliers for periods up to three years. Under these contracts, the Company is committed at October 31, 2010, to make purchases, assuming current price levels, as follows:

(in thousands)
2011	$1,105,275
2012	663,203
2013	391,645
2014	302,167
2015	290,146
Later years	1,091,025
Total	$3,843,461

Purchases under these contracts for fiscal 2010, 2009, and 2008 were  $1.9 billion,  $1.6 billion, and  $1.8 billion, respectively.

The Company has noncancelable operating lease commitments on facilities and equipment at October 31, 2010, as follows:

(in thousands)
2011	$13,205
2012	8,994
2013	6,069
2014	4,042
2015	2,600
Later years	7,316
Total	$42,226

The Company expensed  $25.1 million,  $23.0 million, and  $21.9 million for rent in fiscal 2010, 2009, and 2008, respectively.

The Company has commitments to expend approximately  $54.9 million to complete construction in progress at various locations as of October 31, 2010.

As of October 31, 2010, the Company had  $39.2 million of standby letters of credit issued on its behalf. The standby letters of credit are primarily related to the Company’s self-insured workers’ compensation programs. However, that amount also includes a  $4.8 million renewable standby letter of credit for obligations of an affiliated party that may arise under worker compensation claims. Letters of credit are not reflected in the Company’s consolidated statements of financial position.

The Company is involved on an ongoing basis in litigation arising in the ordinary course of business. In the opinion of management, the outcome of litigation currently pending will not materially affect the Company’s results of operations, financial condition, or liquidity.

STOCK-BASED COMPENSATION	12 Months Ended
Oct. 31, 2010
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Note K

STOCK-BASED COMPENSATION

The Company issues stock options and nonvested shares as part of its stock incentive plans for employees and non-employee directors. The Company’s policy is to grant options with the exercise price equal to the market price of the common stock on the date of grant. Ordinary options vest over periods ranging from six months to four years and expire ten years after the date of the grant. The Company recognizes stock-based compensation expense ratably over the shorter of the requisite service period or vesting period. The fair value of stock-based compensation granted to retirement-eligible individuals is expensed at the time of grant.

A reconciliation of the number of options outstanding and exercisable (in thousands) as of October 31, 2010, and changes during the fiscal year then ended, is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at October 25, 2009	11,604	$30.86
Granted	1,328	38.51
Exercised	(1,808)	23.41
Forfeited	(100)	37.20
Outstanding at October 31, 2010	11,024	$32.94	5.7 yrs	$62,959
Exercisable at October 31, 2010	6,582	$30.96	4.4 yrs	$98,488

The weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised (in thousands) during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 31,	October 25,	October 26,
	2010	2009	2008
Weighted-average grant date fair value	$9.09	$5.87	$10.38
Intrinsic value of exercised options	$32,378	$5,049	$27,669

The fair value of each ordinary option award is calculated on the date of grant using the Black-Scholes valuation model utilizing the following weighted-average assumptions:

	Fiscal Year Ended
	October 31,	October 25,	October 26,
	2010	2009	2008
Risk-free interest rate	3.4%	3.2%	4.0%
Dividend yield	2.2%	2.5%	1.8%
Stock price volatility	22.0%	22.0%	21.0%
Expected option life	8 years	8 years	8 years

As part of the annual valuation process, the Company reassesses the appropriateness of the inputs used in the valuation models. The Company establishes the risk-free interest rate using stripped U.S. Treasury yields as of the grant date where the remaining term is approximately the expected life of the option. The dividend yield is set based on the dividend rate approved by the Company’s Board of Directors and the stock price on the grant date. The expected volatility assumption is set based primarily on historical volatility. As a reasonableness test, implied volatility from exchange traded options is also examined to validate the volatility range obtained from the historical analysis. The expected life assumption is set based on an analysis of past exercise behavior by option holders. In performing the valuations for ordinary option grants, the Company has not stratified option holders as exercise behavior has historically been consistent across all employee groups.

The Company’s nonvested shares vest after five years or upon retirement. A reconciliation of the nonvested shares (in thousands) as of October 31, 2010, and changes during the fiscal year then ended is as follows:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested at October 25, 2009	98	$34.90
Granted	25	39.12
Vested	(20)	33.21
Nonvested at October 31, 2010	103	$36.25

The weighted-average grant date fair value of nonvested shares granted, the total fair value (in thousands) of nonvested shares granted, and the fair value (in thousands) of shares that have vested during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 31,	October 25,	October 26,
	2010	2009	2008
Weighted-average grant date fair value	$39.12	$30.54	$38.97
Fair value of nonvested shares granted	$978	$865	$974
Fair value of shares vested	$664	$204	$43

Stock-based compensation expense, along with the related income tax benefit, for each of the past three fiscal years is presented in the table below:

	Fiscal Year Ended
	October 31,	October 25,	October 26,
(in thousands)	2010	2009	2008
Stock-based compensation expense recognized	$14,402	$12,054	$14,691
Income tax benefit recognized	(5,510)	(4,633)	(5,611)
After-tax stock-based compensation expense	$8,892	$7,421	$9,080

At October 31, 2010, there was  $12.5 million of total unrecognized compensation cost from stock-based compensation arrangements granted under the plans. This compensation is expected to be recognized over a weighted-average period of approximately 2.3 years. During fiscal years 2010, 2009, and 2008, cash received from stock option exercises was  $22.9 million,  $2.4 million, and  $11.3 million, respectively. The total tax benefit to be realized for tax deductions from these option exercises was  $18.9 million,  $1.3 million, and  $10.6 million, respectively.

Shares issued for option exercises and nonvested shares may be either authorized but unissued shares, or shares of treasury stock acquired in the open market or otherwise. The number of shares available for future grants (in thousands) was 17,647 at October 25, 2010, 18,998 at October 25, 2009, and 7,161 at October 26, 2008.

DERIVATIVES AND HEDGING	12 Months Ended
Oct. 31, 2010
DERIVATIVES AND HEDGING
DERIVATIVES AND HEDGING

Note L

DERIVATIVES AND HEDGING

The Company uses hedging programs to manage price risk associated with commodity purchases. These programs utilize futures contracts and swaps to manage the Company’s exposure to price fluctuations in the commodities markets. The Company has determined that its programs which are designated as hedges are highly effective in offsetting the changes in fair value or cash flows generated by the items hedged.

Cash Flow Hedges: The Company utilizes corn and soybean meal futures to offset the price fluctuation in the Company’s future direct grain purchases, and has entered into various swaps to hedge the purchases of grain and natural gas at certain plant locations. The financial instruments are designated and accounted for as cash flow hedges, and the Company measures the effectiveness of the hedges on a regular basis. Effective gains or losses related to these cash flow hedges are reported in accumulated other comprehensive loss and reclassified into earnings, through cost of products sold, in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. The Company typically does not hedge its grain or natural gas exposure beyond the next two upcoming fiscal years. As of October 31, 2010, and October 25, 2009, the Company had the following outstanding commodity futures contracts and swaps that were entered into to hedge forecasted purchases:

Volume
Commodity	October 31, 2010	October 25, 2009
Corn	21.1 million bushels	20.3 million bushels
Soybean meal	190,400 tons	148,100 tons
Natural gas	1.6 million MMBTU’s	4.6 million MMBTU’s

As of October 31, 2010, the Company has included in accumulated other comprehensive loss, hedging gains of  $32.9 million (before tax) relating to its positions, compared to losses of  $19.2 million (before tax) as of October 25, 2009. The Company expects to recognize the majority of these gains over the next 12 months.

Fair Value Hedges: The Company utilizes futures to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The intent of the program is to make the forward priced commodities cost nearly the same as cash market purchases at the date of delivery. The futures contracts are designated and accounted for as fair value hedges, and the Company measures the effectiveness of the hedges on a regular basis. Changes in the fair value of the futures contracts, along with the gain or loss on the hedged purchase commitment, are marked-to-market through earnings and are recorded on the Consolidated Statement of Financial Position as a current asset and liability, respectively. Effective gains or losses related to these fair value hedges are recognized through cost of products sold in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. As of October 31, 2010, and October 25, 2009, the Company had the following outstanding commodity futures contracts designated as fair value hedges:

Volume
Commodity	October 31, 2010	October 25, 2009
Corn	9.9 million bushels	12.0 million bushels
Soybean meal	—	6,200 tons
Lean hogs	1.1 million cwt	1.3 million cwt

Other Derivatives: During fiscal years 2010 and 2009, the Company has held certain futures and options contract positions as part of a merchandising program and to manage the Company’s exposure to fluctuations in commodity markets and foreign currencies. The Company has not applied hedge accounting to these positions. All foreign exchange contracts were closed as of the end of the fiscal year. As of October 31, 2010, and October 25, 2009, the Company had the following outstanding futures and options contracts related to other programs

Volume
Commodity	October 31, 2010	October 25, 2009
Corn	1.5 million bushels	—
Soybean meal	1,200 tons	—
Pork bellies	—	14,800 cwt

Fair Values: The fair values of the Company’s derivative instruments (in thousands) as of October 31, 2010, and October 25, 2009, were as follows:

		Fair Value(1)
	Location on Consolidated Statement of Financial Position	October 31, 2010	October 25, 2009
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$54,395	$25,159
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	2,137	(3,702)
Total Asset Derivatives
Liability Derivatives:		$56,532	$21,457
Derivatives Designated as Hedges:
Commodity contracts	Accounts payable	$6,390	$17,563
Total Liability Derivatives		$6,390	$17,563

(1)  Amounts represent the gross fair value of derivative assets and liabilities. The Company nets its derivative assets and liabilities, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. See Note M for a discussion of the net amounts as reported in the Consolidated Statement of Financial Position.

Derivative Gains and Losses: Gains or losses (before tax, in thousands) related to the Company’s derivative instruments for the fiscal year ended October 31, 2010, and October 25, 2009, were as follows:

	Gain/(Loss) Recognized in Accumulated Other Comprehensive Loss (AOCL) (Effective Portion)(1)			Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)(1)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2) (3)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 31,	October 25,	Location on Consolidated	October 31,	October 25,	October 31,	October 25,
Cash Flow Hedges:	2010	2009	Statement of Operations	2010	2009	2010	2009
Commodity contracts	$23,511	$(8,323)	Cost of products sold	$(28,672)	$(55,053)	$9,947	$2,082

		Gain/(Loss) Recognized in Earnings (Effective Portion)(4)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2) (5)
		Fiscal Year Ended		Fiscal Year Ended
Fair Value Hedges:	Location on Consolidated Statement of Operations	October 31, 2010	October 25, 2009	October 31, 2010	October 25, 2009
Commodity contracts	Cost of products sold	$(8,216)	$55,879	$(17)	$(2,901)

		Gain/(Loss) Recognized in Earnings
		Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 31,	October 25,
Designated as Hedges:	Statement of Operations	2010	2009
Commodity contracts	Cost of products sold	$(86)	$414
Foreign exchange contracts	Net sales	$(1)	$—
	Interest and investment income	$—	$(141)
Option contracts	Cost of products sold	$1,883	$—

(1)     Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2)     There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year.

(3)     There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year.

(4)     Gains or losses on commodity contracts designated as fair value hedges were offset by a corresponding loss or gain on the underlying hedged purchase commitment.

(5)     There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

FAIR VALUE MEASUREMENTS	12 Months Ended
Oct. 31, 2010
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Note M

FAIR VALUE MEASUREMENTS

Effective at the beginning of fiscal 2009, the Company adopted the provisions of ASC 820, Fair Value Measurements and Disclosures (ASC 820) for its financial assets and liabilities carried at fair value on a recurring basis in the consolidated financial statements. The fair value of those assets and liabilities as of October 31, 2010, and October 25, 2009, and their level within the fair value hierarchy, are presented in the table below.

	Fair Value Measurements at October 31, 2010
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
	October 31,	for Identical	Observable	Unobservable
(in thousands)	2010	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$360,064	$360,064	$—	$—
Short-term marketable securities(2)	50,595	66	50,529	—
Other trading securities(3)	109,153	49,889	59,264	—
Commodity derivatives(4)	11,604	11,604	—	—
Total Assets at Fair Value	$531,416	$421,623	$109,793	$—
Liabilities at Fair Value:
Commodity derivatives(4)	$6,390	$—	$6,390	$—
Deferred compensation(3)	42,141	13,298	28,843	—
Total Liabilities at Fair Value	$48,531	$13,298	$35,233	$—

	Fair Value Measurements at October 25, 2009
		Quoted Prices in
		Active Markets	Significant Other	Significant
	Fair Value at	for Identical	Observable	Unobservable
(in thousands)	October 25, 2009	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$290,476	$290,476	$—	$—
Other trading securities(3)	103,801	49,608	54,193	—
Commodity derivatives(4)	6,776	6,776	—	—
Total Assets at Fair Value	$401,053	$346,860	$54,193	$—
Liabilities at Fair Value:
Commodity derivatives(4)	$17,563	$—	$17,563	$—
Deferred compensation(3)	38,786	10,670	28,116	—
Total Liabilities at Fair Value	$56,349	$10,670	$45,679	$—

The following methods and assumptions were used to estimate the fair value of the financial assets and liabilities above:

(1)	The Company’s cash equivalents consist of money market funds rated AAA. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2)

The Company holds trading securities as part of a portfolio maintained to generate investment income and to provide cash for operations of the Company, if necessary. The portfolio is managed by a third party who is responsible for daily trading activities, and all assets within the portfolio are highly liquid. The cash and highly rated money market funds held by the portfolio are classified as Level 1. The current investment portfolio also includes corporate bonds, agency securities, mortgage-backed securities, and other asset-backed securities for which there is an active, quoted market. Market prices are obtained from a variety of industry standard providers, large financial institutions, and other third-party sources to calculate a representative daily market value, and therefore, these securities are classified as Level 2.

(3)

The Company also holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A portion of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of I.R.S. Applicable Federal Rates in effect and therefore these balances are classified as Level 2.

(4)

The Company’s commodity derivatives represent futures contracts, option contracts, and swaps used in its hedging programs to offset price fluctuations associated with purchases of corn, soybean meal, and natural gas, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures and options contracts for corn and soybean meal are traded on the Chicago Board of Trade (CBOT), while futures contracts for lean hogs and bellies are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore the futures contracts are classified as Level 1. The Company’s corn and soybean meal swaps settle based on quoted prices from the CBOT, while natural gas swaps are settled based on quoted prices from the New York Mercantile Exchange. As the swaps settle based on quoted market prices, but are not held directly with the exchange, the swaps are classified as Level 2. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets its derivative assets and liabilities, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each arrangement is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 31, 2010, the Company has recognized the obligation to return cash collateral of  $44.9 million to various counterparties. As of October 25, 2009, the Company had recognized the right to reclaim cash collateral of  $2.2 million from, and the obligation to return cash collateral of  $16.9 million to, various counterparties.

The Company’s financial assets and liabilities also include cash, accounts receivable, accounts payable, and other liabilities, for which carrying value approximates fair value. The Company does not carry its long-term debt at fair value in its Consolidated Statements of Financial Position. Based on borrowing rates available to the Company for long-term financing with similar terms and average maturities, the fair value of long-term debt (including current maturities), utilizing discounted cash flows, was  $371.8 million as of October 31, 2010, and  $383.5 million as of October 25, 2009.

As discussed in Note A, the FASB allowed deferral of the provisions of ASC 820 for one year for nonfinancial assets and liabilities measured at fair value that are recognized or disclosed on a nonrecurring basis. Pursuant to this allowed deferral, the Company adopted the provisions of ASC 820 at the beginning of fiscal 2010 for its nonfinancial assets and liabilities. During the second quarter of fiscal 2010, the Company made the decision to close its Valley Fresh plant in Turlock, California. The facilities in that location were evaluated during that process and the Company recorded a pretax charge of  $6.6 million to reduce the property, plant and equipment to its current estimated fair value. During the fiscal year ended October 31, 2010, there were no other material remeasurements of assets or liabilities at fair value on a nonrecurring basis subsequent to their initial recognition.

SEGMENT REPORTING	12 Months Ended
Oct. 31, 2010
SEGMENT REPORTING
SEGMENT REPORTING

Note N

SEGMENT REPORTING

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store, Specialty Foods, and All Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex Foods, LLC (MegaMex) joint venture.

The Refrigerated Foods segment includes the Hormel Refrigerated operating segment and the Affiliated Business Units. This segment consists primarily of the processing, marketing, and sale of branded and unbranded pork and beef products for retail, foodservice, and fresh product customers. The Affiliated Business Units include the Farmer John, Burke Corporation, Dan’s Prize, Saag’s Products, Inc., and Precept Foods businesses. Precept Foods, LLC, is a 50.01 percent owned joint venture between Hormel Foods Corporation and Cargill Meat Solutions Corporation, a wholly-owned subsidiary of Cargill, Incorporated.

The Jennie-O Turkey Store segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment includes the Diamond Crystal Brands, Century Foods International, and Hormel Specialty Products operating segments. This segment consists of the packaging and sale of various sugar and sugar substitute products, salt and pepper products, liquid portion products, dessert mixes, ready-to-drink products, sports nutrition products, gelatin products, and private label canned meats to retail and foodservice customers. This segment also includes the processing, marketing, and sale of nutritional food products and supplements to hospitals, nursing homes, and other marketers of nutritional products.

The All Other segment includes the Hormel Foods International operating segment, which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures and miscellaneous corporate sales.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s noncontrolling interests are excluded. These items are included below as net interest and investment income, general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s reportable segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2010	2009	2008
Sales to Unaffiliated Customers
Grocery Products	$1,040,455	$924,682	$947,184
Refrigerated Foods	3,818,788	3,436,242	3,521,672
Jennie-O Turkey Store	1,310,412	1,227,709	1,268,002
Specialty Foods	782,958	708,730	777,659
All Other	268,106	236,308	240,386
Total	$7,220,719	$6,533,671	$6,754,903
Intersegment Sales
Grocery Products	$0	$0	$0
Refrigerated Foods	9,152	7,236	5,834
Jennie-O Turkey Store	111,262	97,064	95,551
Specialty Foods	118	172	196
All Other	0	0	0
Total	120,532	104,472	101,581
Intersegment elimination	(120,532)	(104,472)	(101,581)
Total	$0	$0	$0
Net Sales
Grocery Products	$1,040,455	$924,682	$947,184
Refrigerated Foods	3,827,940	3,443,478	3,527,506
Jennie-O Turkey Store	1,421,674	1,324,773	1,363,553
Specialty Foods	783,076	708,902	777,855
All Other	268,106	236,308	240,386
Intersegment elimination	(120,532)	(104,472)	(101,581)
Total	$7,220,719	$6,533,671	$6,754,903
Segment Operating Profit
Grocery Products	$155,922	$162,531	$148,768
Refrigerated Foods	276,315	226,171	211,961
Jennie-O Turkey Store	143,644	86,909	78,306
Specialty Foods	80,727	68,484	70,124
All Other	26,126	27,631	27,001
Total segment operating profit	$682,734	$571,726	$536,160
Net interest and investment income	(22,024)	(8,432)	(56,125)
General corporate expense	(40,348)	(38,312)	(22,499)
Noncontrolling interest	4,189	3,165	3,135
Earnings before income taxes	$624,551	$528,147	$460,671

(in thousands)	2010	2009	2008
Assets
Grocery Products	$591,082	$445,340	$425,798
Refrigerated Foods	1,173,540	1,098,133	1,189,783
Jennie-O Turkey Store	760,566	728,049	779,755
Specialty Foods	432,820	449,558	487,681
All Other	178,642	163,611	168,012
Corporate	917,268	807,364	565,442
Total	$4,053,918	$3,692,055	$3,616,471
Additions to Property Plant and Equipment
Grocery Products	$27,018	$51,438	$27,738
Refrigerated Foods	38,417	28,303	46,372
Jennie-O Turkey Store	15,986	11,247	34,394
Specialty Foods	1,807	2,922	9,371
All Other	788	732	3,555
Corporate	5,807	2,319	4,460
Total	$89,823	$96,961	$125,890
Depreciation and Amortization
Grocery Products	$14,212	$14,387	$12,657
Refrigerated Foods	55,934	54,457	53,261
Jennie-O Turkey Store	26,898	27,280	28,315
Specialty Foods	11,831	14,082	13,918
All Other	1,305	1,204	2,111
Corporate	15,411	15,728	15,927
Total	$125,591	$127,138	$126,189

The Company’s products primarily consist of meat and other food products. Perishable meat includes fresh meats, sausages, hams, wieners, and bacon (excluding JOTS products). The Poultry category is composed primarily of JOTS products. Shelf-stable includes canned products, tortillas, salsas, and other items that do not require refrigeration. The Other category primarily consists of nutritional food products and supplements, sugar and sugar substitutes, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 31,	October 25,	October 26,
(in thousands)	2010	2009	2008
Perishable meat	54.3%	53.9%	53.5%
Poultry	18.7	19.3	19.2
Shelf-stable	17.5	17.3	17.1
Other	9.5	9.5	10.2
	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the final customer destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 31,	October 25,	October 26,
(in thousands)	2010	2009	2008
United States	$6,874,150	$6,198,818	$6,408,265
Foreign	346,569	334,853	346,638
	$7,220,719	$6,533,671	$6,754,903

In fiscal 2010, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented  $1.03 billion or 13.0 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). Wal-Mart is a customer for all five segments of the Company.

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Oct. 31, 2010
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Note O

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following tabulations reflect the unaudited quarterly results of operations for the years ended October 31, 2010, and
October 25, 2009.

				Net Earnings
				Attributable to
				Hormel Foods	Basic Earnings	Diluted Earnings
(in thousands, except per share data)	Net Sales	Gross Profit	Net Earnings	Corporation(1)	Per Share	Per Share
2010
First quarter	$1,727,447	$318,387	$112,269	$111,207	$0.83	$0.82
Second quarter	1,699,782	280,467	78,535	77,862	0.58	0.57
Third quarter	1,730,451	284,915	86,364	85,370	0.64	0.63
Fourth quarter	2,063,039	354,973	122,608	121,148	0.91	0.90
2009
First quarter	$1,689,086	$272,315	$82,177	$81,383	$0.61	$0.60
Second quarter	1,595,043	262,038	81,100	80,385	0.60	0.59
Third quarter	1,574,440	260,324	78,095	77,169	0.57	0.57
Fourth quarter	1,675,102	304,194	104,606	103,876	0.78	0.77

(1)     Excludes net earnings attributable to the Company’s noncontrolling interests. See further discussion in Note A: Accounting Changes and Recent Accounting Pronouncements.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Oct. 31, 2010
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

F-3

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

HORMEL FOODS CORPORATION

(In Thousands)

		Additions/(Benefits)
	Balance at	Charged to	Charged to				Balance at
	Beginning	Costs and	Other Accounts-		Deductions-		End of
Classification	of Period	Expenses	Describe		Describe		Period

Valuation reserve deduction from assets account:

Fiscal year ended October 31, 2010 Allowance for doubtful accounts receivable	$4,064	$(307)	$0		$340 (583	(1) )(2)	$4,000

Fiscal year ended October 25, 2009 Allowance for doubtful accounts receivable	$3,144	$1,821	$0		$1,112 (211	(1) )(2)	$4,064

Fiscal year ended October 26, 2008 Allowance for doubtful accounts receivable	$3,180	$473	$117	(3)	$768 (142	(1) )(2)	$3,144

Note (1) – Uncollectible accounts written off.

Note (2) – Recoveries on accounts previously written off.

Note (3) – Increase in the reserve due to the inclusion of Boca Grande accounts receivable.

Document and Entity Information (USD $)	12 Months Ended
	Oct. 31, 2010	Apr. 25, 2010	Dec. 03, 2010 Common stock.	Dec. 03, 2010 Common stock, nonvoting
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 2,740,007,279
Entity Common Stock, Shares Outstanding			133,124,485	0
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY